Derivative Instruments and Hedging Activities (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative contracts | $
Capital assets	₨ 1,001
Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Net fair value of derivative liability	4,404		₨ 827			$ 58.0
Amortization of the cost	1,302	$ 17.2	1,918
Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Fair value of derivative asset	₨ 12		887			$ 0.2
Capital assets		$ 13.2	200
Foreign Exchange Option [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative contracts					₨ 109
Foreign Exchange Option [Member] | Minimum [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative	8 months 12 days	8 months 12 days
Foreign Exchange Option [Member] | Minimum [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative	1 month	1 month
Foreign Exchange Option [Member] | Maximum [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative	4 years 3 months 18 days	4 years 3 months 18 days
Foreign Exchange Option [Member] | Maximum [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative	9 months	9 months